PARENT COMPANY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Company Income Statement

	2022 £ million	2021 £ million	2020 £ million
Net interest expense	(346)	(176)	(194)
Dividends from subsidiaries	1,120	3,600	1,135
Other income	770	633	566
Total income	1,544	4,057	1,507
Operating expenses	(200)	(164)	(249)
Impairment	(13)	–	(1)
Profit before tax	1,331	3,893	1,257
Tax credit	68	12	45
Profit for the year	1,399	3,905	1,302

Profit attributable to ordinary shareholders	961	3,476	849
Profit attributable to other equity holders	438	429	453
Profit for the year	1,399	3,905	1,302

Company Balance Sheet

	2022 £ million	2021 £ million
Assets
Cash and cash equivalents	48	50
Financial assets at fair value through profit or loss	20,292	20,362
Derivative financial instruments	1,197	793
Amounts due from subsidiaries	–	–
Debt securities	2,279	2,033
Loans to subsidiaries	14,119	14,238
Investment in subsidiaries	49,609	49,142
Current tax recoverable	4	28
Deferred tax assets	93	26
Other assets	–	2
Total assets	87,641	86,674
Liabilities
Due to subsidiaries[1]	27	200
Financial liabilities at fair value through profit or loss	13,865	9,748
Derivative financial instruments	1,550	414
Debt securities in issue	15,366	17,748
Other liabilities[1]	125	61
Subordinated liabilities	9,218	8,105
Total liabilities	40,151	36,276
Equity
Share capital	6,729	7,102
Share premium account	18,504	18,479
Merger reserve	6,806	6,806
Capital redemption reserve	4,932	4,479
Retained profits	5,222	7,626
Shareholders’ equity	42,193	44,492
Other equity instruments	5,297	5,906
Total equity	47,490	50,398
Total equity and liabilities	87,641	86,674
1    Due to subsidiaries, previously reported within other liabilities, is shown separately. Comparatives have been presented on a consistent basis.

Company Statement of Changes in Equity

	Attributable to ordinary shareholders
	Share capital and premium £ million	Merger reserve £ million	Capital redemption reserve £ million	Retained profits £ million	Total £ million	Other equity instruments £ million	Total £ million
At 1 January 2020	24,756	7,420	4,462	3,950	40,588	5,906	46,494
Total comprehensive income[1]	–	–	–	849	849	453	1,302
Transactions with owners
Dividends	–	–	–	–	–	–	–
Distributions on other equity instruments	–	–	–	–	–	(453)	(453)
Issue of ordinary shares	191	–	–	–	191	–	191
Movement in treasury shares	–	–	–	(52)	(52)	–	(52)
Value of employee services:
Share option schemes	–	–	–	48	48	–	48
Other employee award schemes	–	–	–	74	74	–	74
Total transactions with owners	191	–	–	70	261	(453)	(192)
At 31 December 2020	24,947	7,420	4,462	4,869	41,698	5,906	47,604
Total comprehensive income[1]	–	–	–	3,476	3,476	429	3,905
Transactions with owners
Dividends	–	–	–	(877)	(877)	–	(877)
Distributions on other equity instruments	–	–	–	–	–	(429)	(429)
Issue of ordinary shares	37	–	–	–	37	–	37
Redemption of preference shares	597	(614)	17	–	–	–	–
Movement in treasury shares	–	–	–	(24)	(24)	–	(24)
Value of employee services:
Share option schemes	–	–	–	51	51	–	51
Other employee award schemes	–	–	–	131	131	–	131
Total transactions with owners	634	(614)	17	(719)	(682)	(429)	(1,111)
At 31 December 2021	25,581	6,806	4,479	7,626	44,492	5,906	50,398
Total comprehensive income[1]	–	–	–	961	961	438	1,399
Transactions with owners
Dividends	–	–	–	(1,475)	(1,475)	–	(1,475)
Distributions on other equity instruments	–	–	–	–	–	(438)	(438)
Issue of ordinary shares	105	–	–	–	105	–	105
Share buyback	(453)	–	453	(2,013)	(2,013)	–	(2,013)
Issue of other equity instruments	–	–	–	(5)	(5)	750	745
Repurchase and redemptions of other equity instruments	–	–	–	(37)	(37)	(1,359)	(1,396)
Movement in treasury shares	–	–	–	(59)	(59)	–	(59)
Value of employee services:
Share option schemes	–	–	–	41	41	–	41
Other employee award schemes	–	–	–	183	183	–	183
Total transactions with owners	(348)	–	453	(3,365)	(3,260)	(1,047)	(4,307)
At 31 December 2022	25,233	6,806	4,932	5,222	42,193	5,297	47,490
1    No statement of comprehensive income has been shown for the parent company, as permitted by section 408 of the Companies Act 2006. Total comprehensive income comprises only the profit for the year.

Company Cash Flow Statement

	2022 £ million	2021 £ million	2020 £ million
Cash flows from operating activities
Profit before tax	1,331	3,893	1,257
Adjustments for:
Fair value and exchange adjustments and other non-cash items	21	1,134	(512)
Change in other assets	(177)	(7,028)	(1,815)
Change in other liabilities and other items	1,626	(3,322)	6,401
Dividends received	(1,120)	(3,600)	(1,135)
Distributions on other equity instruments received	(338)	(423)	(492)
Tax received	27	2	–
Net cash provided (used in) by operating activities	1,370	(9,344)	3,704
Cash flows from investing activities
Return of capital contribution	4	4	4
Dividends received	1,120	3,600	1,135
Distributions on other equity instruments received	338	423	492
Acquisitions of and capital injections to subsidiaries	(250)	(3,209)	(1,170)
Return of capital by subsidiaries	–	4,130	–
Amounts advanced to subsidiaries	(3,148)	(974)	(5,827)
Repayment of loans to subsidiaries	4,234	6,727	2,004
Interest received on loans to subsidiaries	408	461	261
Net cash provided by (used in) investing activities	2,706	11,162	(3,101)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,475)	(877)	–
Distributions on other equity instruments	(438)	(429)	(453)
Interest paid on subordinated liabilities	(370)	(793)	(316)
Proceeds from issue of subordinated liabilities	838	499	–
Proceeds from issue of other equity instruments	745	–	–
Proceeds from issue of ordinary shares	31	25	144
Share buyback	(2,013)	–	–
Repayment of subordinated liabilities	–	(200)	–
Repurchase and redemptions of other equity instruments	(1,396)	–	–
Net cash used in financing activities	(4,078)	(1,775)	(625)
Change in cash and cash equivalents	(2)	43	(22)
Cash and cash equivalents at beginning of year	50	7	29
Cash and cash equivalents at end of year	48	50	7

Interests In Subsidiaries
The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are included in the consolidated accounts of Lloyds Banking Group plc, are:

	Country of registration/ incorporation	Percentage of equity share capital and voting rights held	Nature of business
Lloyds Bank plc	England	100%	Banking and financial services
Scottish Widows Limited	England	100%[1]	Life assurance
HBOS plc	Scotland	100%[1]	Holding company
Bank of Scotland plc	Scotland	100%[1]	Banking and financial services
Lloyds Bank Corporate Markets plc	England	100%	Banking and financial services
1Indirect interest.